As filed with the Securities and Exchange Commission on January 5, 1998
                                                      Registration No. 2-96538

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

                                     and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
      Pre-Effective Amendment No.
      Post-Effective Amendment No.   28                                    X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
      Amendment No:    30

                        AMERICAN PENSION INVESTORS TRUST
               (Exact Name of Registrant as Specified in Charter)
                 2303 Yorktown Avenue, Lynchburg, Virginia 24501
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (804) 846-1361

                           DAVID D. BASTEN, President
                        American Pension Investors Trust
                              2303 Yorktown Avenue
                            Lynchburg, Virginia 24501
                     (Name and Address of Agent for Service)

                                   Copies To:
                              Arthur J. Brown, Esq.
                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

It is proposed that this filing will become effective:

        X immediately upon filing pursuant to paragraph (b on (date) pursuant to paragraph (b)
            60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i)
            75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

      ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        American Pension Investors Trust
                       Contents of Registration Statement


This registration statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

American Pension Investors Trust: Multiple Index Trust and Treasuries Trust

Part A - Supplement to Prospectus

      Prospectus for the Multiple Index Trust and Treasuries Trust dated June 1, 1997 (previously filed with the Securities and Exchange Commission through EDGAR on June 19, 1997, Accession No. 0000916641-97-000598).

Part B - Supplement to Statement of Additional Information

      Statement of Additional Information for the Multiple Index Trust and Treasuries Trust dated June 1, 1997 (previously filed with the Securities and Exchange Commission through EDGAR on June 19, 1997, Accession No. 0000916641-97-000598).

Part C - Other Information

Signature Page

Exhibits

This Post-Effective Amendment does not make changes to the currently effective Prospectuses and Statements of Additional Information of the other series of American Pension Investors Trust.

                        AMERICAN PENSION INVESTORS TRUST:
                              MULTIPLE INDEX TRUST
                                TREASURIES TRUST
                                    FORM N-1A
                              CROSS REFERENCE SHEET

                PART A ITEM NO.
                  AND CAPTION                         PROSPECTUS CAPTION
                  -----------                         ------------------
1.    Cover Page............................    Cover Page
2.    Synopsis...............................   Not Applicable
3.    Condensed Financial Information........   Table of Fund Expenses;
                                                Performance Information;
                                                Financial Highlights (See
                                                Supplement to Prospectus)
4.    General Description of Registrant......   Multiple Index Trust; Treasuries
                                                Trust; Other Information
5.    Management of the Fund.................   Management of the Funds;
                                                Custodian, Transfer and Dividend
                                                Disbursing Agent
5A.   Management's Discussion of Fund
      Performance............................   Not Applicable
6.    Capital Stock and Other Securities.....   Fund Shares; Dividends, Other
                                                Distributions and Taxes;
                                                General Information
7.    Purchase of Securities Being Offered...   Purchase of Fund Shares

8.    Redemption or Repurchase...............   Redemption of Fund Shares
9.    Pending Legal Proceedings..............   Not Applicable

                PART B ITEM NO.                     STATEMENT OF ADDITIONAL
                 AND CAPTION                          INFORMATION CAPTION
                 -----------                          -------------------
10.   Cover Page.............................   Cover Page
11.   Table of Contents......................   Table of Contents
12.   General Information and................   Not Applicable
      History
13.   Investment Objectives and Policies.....   Investment Restrictions and
                                                Policies; Portfolio
                                                Transactions; Appendix
14.   Management of Registrant...............   Management of the Trust

15.   Control Persons and Principal Holders of
      Securities............................    Management of the Trust
16.   Investment Advisory and Other Services.   Management of the Trust;
                                                Distribution of Fund Shares;
                                                Custodian, Transfer and
                                                Dividend Disbursing Agent;
                                                Independent Accountants
17.   Brokerage Allocations and Other practices Portfolio Transactions
18.   Capital Stock and Other Securities.....   Fund Shares
                                                (in Prospectus)
19.   Purchase, Redemption and Pricing
      Securities Being Offered...............   Pricing and Additional Exchange
                                                and Redemption Information
20.   Tax Status.............................   Taxation
21.   Underwriters...........................   Distribution of Fund Shares
22.   Calculation of Performance Data........   Performance Information
23.   Financial Statements...................   Financial Statements (See
                                                Supplement to Statement of
                                                Additional Information)

                                     PART C

      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                        AMERICAN PENSION INVESTORS TRUST
                    MULTIPLE INDEX TRUST AND TREASURIES TRUST

                   Supplement to Prospectus Dated June 1, 1997


                              FINANCIAL HIGHLIGHTS

      The table below provides financial highlights for one share of each Fund for the period shown. This information is supplemented by the financial statements and accompanying notes appearing in a supplement to the Statement of Additional Information.

                                                        FOR THE PERIOD ENDED
                                                         NOVEMBER 30, 1997(3)
                                                            (UNAUDITED)
                                                   ----------------------------
                                                   Multiple Index    Treasuries
                                                       Trust           Trust
For a share outstanding throughout the period:
Net asset value, beginning of period                  $10.00            $10.00
                                                      ------            ------

Income from investment operations:
   Net investment income                                0.01              0.14
   Net realized and unrealized gain on                  0.01              0.24
                                                        ----              ----
investments

        Total income from investment                    0.02              0.38
                                                        ----              ----
operations

Distributions:
   From net investment income                                           (0.06)

          Total distributions                                           (0.06)

               Net asset value, end of                $10.02            $10.32
                                                      ======            ======
period

Total return*                                          0.20%             3.81%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)         $1,795            $9,385
   Ratio of expenses to average net assets(2)        0.86%(1)          0.99%(1)
   Ratio of net investment income to
     average net assets                              0.16%(1)          4.63%(1)
   Portfolio turnover rate                              --                --



-----------------------
(1)   Annualized

(2) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 5.61% for the Multiple Index Trust and 9.42% for the Treasuries Trust.
(3)   Commencement of operations is July 2, 1997
* Total returns do not include the one time sales charge and for periods of less than one year are not annualized.



                                                                 January 5, 1998

                        AMERICAN PENSION INVESTORS TRUST
                    MULTIPLE INDEX TRUST AND TREASURIES TRUST

      Supplement to Statement of Additional Information Dated June 1, 1997


      The attached unaudited financial statements for the period July 2, 1997 (commencement of operations) to November 30, 1997 are to be inserted following the section entitled "Other Information."


                                                                 January 5, 1998

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 1997
                                   (UNAUDITED)


                                                                 Shares   Value
                                                                 ------   -----

MUTUAL FUNDS--100.00%
EMERGING MARKETS FUNDS--1.16%
Vanguard International Equity Index Fund, Inc.
  Emerging Markets Portfolio                                  2055    $   20720
                                                                      ---------

EUROPEAN REGION FUNDS - 3.35%

BT EAFE Equity Index Fund                                     5840        59861
                                                                      ---------

GROWTH FUNDS - 5.93%
Vanguard Index Trust Total Stock Market Portfolio             4681       105997
                                                                      ---------

GROWTH AND INCOME FUNDS - 3.34%
ASM Index 30 Fund                                             3296        59736
                                                                      ---------

MID-CAP FUNDS - 21.20%
Federated Index Trust Mid-Cap Fund                           20110       349727
Vanguard Index Trust Extended Market Portfolio                 903        28906
                                                                      ---------

                                                                         378633
                                                                      ---------

PACIFIC REGION FUNDS - 0.58%
Vanguard International Equity Index Fund, Inc.                1271        10389
   Pacific Portfolio                                                  ---------

S&P 500 INDEX OBJECTIVE FUNDS - 44.92%
Federated Index Trust Max-Cap Fund                           20154       415177
SSGA S&P 500 Index Fund                                       8032       155832
T. Rowe Price Index Trust, Inc. Equity Index Fund             3777        98942
Vanguard Index Trust 500 Portfolio                            1478       132483
                                                                      ---------
                                                                         802434
                                                                      ---------

SMALL COMPANY GROWTH FUNDS - 19.52%
Federated Index Trust Mini-Cap Fund                          21067       348674
                                                                      ---------

         TOTAL INVESTMENTS (cost $1,812,280)                          $ 1786444
                                                                      =========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1997
                                   (UNAUDITED)





ASSETS:
  Investments at value (identified cost of $1,812,280)        $  1786444

  Cash                                                              3328
  Other assets                                                     16445
                                                              ----------

        Total assets                                             1806217
                                                              ----------

LIABILITIES:
  Other liabilities                                                11362
                                                              ----------

        Total liabilities                                          11362
                                                              ----------

         NET ASSETS                                           $  1794855
                                                              ==========

SHARES OF BENEFICIAL INTEREST OUTSTANDING
   (unlimited number of no par value shares
   authorized)
                                                              $   179068
                                                              ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   OUTSTANDING                                                $    10.02
                                                              ==========

MAXIMUM OFFERING PRICE PER SHARE                              $    10.17
                                                              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INVESTMENT INCOME:
  Dividends                                                   $     4367
  Interest                                                           811
                                                              ----------

        Total income                                                5178
                                                              ----------

EXPENSES:
  Investment advisory fees                                          2924
  Transfer agent fees                                               8273
  Custodial fees                                                    1241
  Professional fees                                                 4551
  Registration fees                                                 4965
  Trustee fees                                                       414
  Insurance                                                         1241
  Shareholder reports                                               1241
  Organizational expenses                                           3040
  Miscellaneous                                                      414
                                                              ----------

                                                                   28304
  Less expenses waived/reimbursed by investment
     advisor                                                      -23937
                                                              ----------

        Total expenses                                              4367
                                                              ----------

        Net investment income                                        811
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Capital gain distributions from mutual funds                      3463
  Decrease in unrealized appreciation on investments              -25836
                                                              ----------

        Net realized and unrealized loss on investments           -22373

                                                              ----------

         NET DECREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                        $   -21562
                                                              ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE PERIOD FROM JULY 2, 1997 (COMMENCEMENT OF
                        OPERATIONS) TO NOVEMBER 30, 1997
                                   (UNAUDITED)



OPERATIONS:
  Net investment income                                        $     811
  Capital gain distributions from mutual funds                      3463
  Net change in unrealized appreciation on
     investments                                                  -25836
                                                               ---------

        Decrease in net assets resulting from operations          -21562
                                                               ---------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of 185,076 shares                           1877438
  Cost of 6,008 shares redeemed                                   -61021
                                                               ---------

        Increase in net assets resulting from
           capital share transactions                            1816417
                                                               ---------

        Total increase in net assets                             1794855

NET ASSETS:
  Beginning of period                                              -
                                                               ---------

  End of period (including undistributed net                   $ 1794855
     investment income of $811)
                                                               =========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                              FINANCIAL HIGHLIGHTS
                    FOR THE PERIOD ENDED NOVEMBER 30, 1997(3)
                                   (UNAUDITED)



FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
Net asset value, beginning of period                       $  10.00
                                                           --------

Income from investment operations:
  Net investment income                                        0.01
  Net realized and unrealized gain on                          0.01
     investments
                                                           --------

       Total income from investment operations                 0.02
                                                           --------

        NET ASSET VALUE, END OF PERIOD                     $  10.02
                                                           ========


Total return*                                                  0.20%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)                $   1795
  Ratio of expenses to average net assets(2)                   0.86%(1)
  Ratio of net investment income to average
     net assets                                                0.16%(1)
  Portfolio turnover rate                                       -

--------------


(1) Annualized

(2) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 5.61%.

(3)  Commencement  of operations is July 2, 1997.

* Total returns do not include the one time sales charge and for periods of less than one year are not annualized.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


 1.   ORGANIZATION:

     American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of seven separate portfolios. The accompanying financial statements include only the Multiple Index Trust (the "Fund").

     The Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its ojbective by investing at least 65% of its total assets in shares of other open-end investment companies whose portfolios mirror those of one index or another of market securities.

 2.   SIGNIFICANT ACCOUNTING POLICIES:

      a.  PORTFOLIO VALUATION

          The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

      b.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

      c.  FEDERAL INCOME TAXES

          The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

          As of November 30, 1997, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $1,812,280, $25,836, $15,358 and $41,194, respectively.

      d. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



3.    INVESTMENT ADVISORY AGREEMENT:

      Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .7% of the average daily net assets of the Fund. For the period ended November 30, 1997, the Advisor waived all of its advisory fees in the amount of $2,924. In addition, the Advisor reimbursed $21,013 of the Fund's operating expenses.

 4.   INVESTMENT ACTIVITY:

      For the period ended November 30, 1997, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $1,812,280 and $0, respectively.

 5.   COMPOSITION OF NET ASSETS:

      At November 30, 1997, net assets consisted of:

      Paid-in capital                                          $  1816417
      Accumulated net investment income                               811
      Accumulated net realized gain from security                    3463
         transactions
      Unrealized depreciation on investments                       -25836
                                                               ----------

           NET ASSETS APPLICABLE TO OUTSTANDING SHARES
               OF BENEFICIAL INTEREST                          $  1794855
                                                               ==========

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 1997
                                   (UNAUDITED)





                                                            Principal   Value
                                                            ---------   -----

U.S. GOVERNMENT OBLIGATIONS--100.00%

UNITED STATES TREASURY STRIPPED INTEREST PAYMENT

  Due 5/15/2005                                            $  759000  $  489864
  Due 5/15/2007                                               198000     112900
  Due 5/15/2008                                              1190000     637464
                                                                      ---------

         TOTAL INVESTMENTS (cost $1,230,934)                          $ 1240228
                                                                      =========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1997
                                   (UNAUDITED)





ASSETS:
  Investments at value (identified cost of $1,230,934)        $  1240228

  Cash                                                             15923
  Receivable for fund shares sold                                  28075
  Other assets                                                     17535
                                                              ----------

        Total assets                                             1301761
                                                              ----------
LIABILITIES:
  Other liabilities                                                15024
                                                              ----------

        Total liabilities                                          15024
                                                              ----------

         NET ASSETS                                           $  1286737
                                                              ==========

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited
  number of no par value shares authorized)                       124717
                                                              ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                $    10.32
   OUTSTANDING
                                                              ==========

MAXIMUM OFFERING PRICE PER SHARE                              $    10.48
                                                              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INVESTMENT INCOME:
  Interest                                                    $    15716
                                                              ----------

                                                                   15716
                                                              ----------

EXPENSES:
  Investment advisory fees                                           925
  Transfer agent fees                                               8273
  Custodial fees                                                    1241
  Professional fees                                                 4551
  Registration fees                                                 4965
  Trustee fees                                                       414
  Insurance                                                         1241
  Shareholder reports                                               1241
  Organizational expenses                                           3040
  Miscellaneous                                                      414
                                                              ----------

                                                                   26305

  Less expenses waived by investment advisor                      -23532
                                                              ----------

        Total expenses                                              2773
                                                              ----------

        Net investment income                                      12943

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Increase in unrealized appreciation on investments                9294
                                                              ----------

        Net realized and unrealized gain on investments             9294
                                                              ----------

         NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                        $    22237
                                                              ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE PERIOD FROM JULY 2, 1997 (COMMENCEMENT OF
                        OPERATIONS) TO NOVEMBER 30, 1997
                                   (UNAUDITED)


OPERATIONS:
  Net investment income                                        $   12943
  Net change in unrealized appreciation on investments              9294
                                                               ---------

    Increase in net assets resulting from operations               22237
                                                               ---------

DISTRIBUTIONS FROM:
  Net investment income                                            -2889
                                                               ---------

     Decrease in net assets resulting from distributions           -2889
                                                               ---------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of 145,627 shares                           1482519
  Value of 283 shares issued upon reinvestment of dividends         2863
  Cost of 21,193 shares redeemed                                 -217993
                                                               ---------

     Increase in net assets resulting from
        capital share transactions                               1267389
                                                               ---------

     Total increase in net assets                                1286737

NET ASSETS:
  Beginning of period                                              -
                                                               ---------

  End of period (including undistributed net
     investment income of $10,054)                             $ 1286737
                                                               =========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                              FINANCIAL HIGHLIGHTS
                    FOR THE PERIOD ENDED NOVEMBER 30, 1997(3)
                                   (UNAUDITED)



FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
Net asset value, beginning of period                    $  10.00
                                                        --------

Income from investment operations:
  Net investment income                                     0.14
  Net unrealized gain on investments                        0.24
                                                        --------

       Total income from investment operations              0.38
                                                        --------

Distributions:
  From net investment income                               -0.06
                                                        --------

       Total distributions                                 -0.06
                                                        --------

        NET ASSET VALUE, END OF YEAR/PERIOD             $  10.32
                                                        ========

Total return*                                               3.81%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)             $   9385

  Ratio of expenses to average net assets(2)                0.99%(1)

  Ratio of net investment income to average net assets      4.63%(1)

  Portfolio turnover rate                                    -

--------------------
(1) Annualized

(2) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 9.42%.

(3)  Commencement of operations is July 2, 1997.

* Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


 1.   ORGANIZATION:

      American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of seven separate portfolios. The accompanying financial statements include only the Treasuries Trust (the "Fund").

      The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of U.S. government.

 2.   SIGNIFICANT ACCOUNTING POLICIES:

      a.  PORTFOLIO VALUATION

          Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

     b.   SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c.   FEDERAL INCOME TAXES

          The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

          As of November 30, 1997, the aggregate cost of investments for federal income tax purposes and the unrealized appreciation on a federal income tax basis with respect to each security where there is an excess of value over tax cost were $1,230,934 and $9,294, respectively.

     d. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



3.   INVESTMENT ADVISORY AGREEMENT:

     Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .4% of the average daily net assets of the Fund. For the period ended November 30, 1997, the Advisor waived all of its advisory fees in the amount of $925. In addition, the Advisor reimbursed $22,607 of the Fund's operating expenses.

 4.  INVESTMENT ACTIVITY:

     For the period ended November 30, 1997, purchases and sales of U.S. government obligations amounted to $1,215,881 and $0, respectively. There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.

 5.  COMPOSITION OF NET ASSETS:

     At November 30, 1997, net assets consisted of:



      Paid-in capital                                          $  1267389
      Accumulated net investment income                             10054
      Unrealized appreciation on investments                         9294
                                                               ----------

           NET ASSETS APPLICABLE TO OUTSTANDING SHARES
               OF BENEFICIAL INTEREST                          $  1286737
                                                               ==========

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)   Financial Statements:

      Included in Part A of this Registration Statement:
            Supplement to Prospectus Containing Financial Highlights for one share of Multiple Index Trust and Treasuries Trust

      Included in Part B of this Registration Statement: Supplement to Statement of Additional Information containing the Semi-Annual Report to Shareholders for Multiple Index Trust and Treasuries Trust containing financial statements as of and for the fiscal period ended November 30, 1997.

(b)   Exhibits
       (1)  (a)   Declaration of Trust 1/
            (b)   Amendment to the Declaration of Trust 2/
      (2)   (a)   By-Laws of the Trust 1/
            (b)   Amendment dated September 16, 1988 to the By-Laws of the
                  Trust 1/
      (3)   Voting Trust Agreement - Not Applicable
      (4) Instrument defining the rights of holders of the Registrant's shares of beneficial interest 1/
      (5)   (a)   Investment Advisory and Administrative Services Agreement
                  for Growth Fund, Capital Income Fund and T-1 Treasury Trust
                  1/
            (b)   Investment Advisory and Administrative Services Agreement
                  for Yorktown Classic Value Trust and Yorktown Value Income
                  Trust 1/
            (c)   Investment Advisory and Administrative Services Agreement
                  for Multiple Index Trust and Treasuries Trust (filed
                  herewith)
      (6)   (a)   Distribution Agreement for Growth Fund, Capital Income Fund
                  and T-1 Treasury Trust 1/
            (b)   Distribution Agreement for Yorktown Classic Value Trust and
                  Yorktown Value Income Trust 1/
            (c)   Distribution Agreement for Multiple Index Trust and
                  Treasuries Trust (filed herewith)
      (7) Bonus, Profit-Sharing, Pension or Other Similar Contracts - Not Applicable
      (8)   (a)   Custodian Agreement for Growth Fund, Capital Income Fund
                  and T-1 Treasury Trust 1/
            (b)   Custodian Agreement for Yorktown Classic Value Trust,
                  Multiple Index Trust and Treasuries Trust 1/
      (9) Transfer and Dividend  Disbursing Agency Agreement 1/
      (10)  (a)   Opinion and Consent of Counsel 1/
            (b)   Opinion and Consent of Counsel regarding Yorktown Classic
                  Value Trust and Yorktown Value Income Trust 1/

      (11) Consent of Independent Accountants regarding Multiple Index Trust and Treasuries Trust - Not Applicable
      (12)  Financial  Statements  Omitted  from Item 23 - Not  Applicable
      (13)  Initial Capitalization Agreements 1/
      (14)  Prototype for Retirement Plans - Not  Applicable
      (15)  (a)   Rule 12b-1 Plan for Growth Fund,  Capital Income Fund and
                  T-1 Treasury Trust 1/
            (b)   Rule 12b-1 Plan for Yorktown Classic Value Trust and
                  Yorktown Value Income Trust 1/
            (c)   Form of Subdistribution Agreement 1/
      (16) Performance Information for Multiple Index Trust and Treasuries Trust - Not Applicable.
      (17)  Financial Data Schedule (filed herewith)
      (18)  Rule 18f-3 Plan - Not Applicable

--------------
1/ Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 30, 1996.
2/ Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 16, 1997.

Item 25.  Persons Controlled By or Under Common Control with Registrant
-----------------------------------------------------------------------

None

Item 26.  Number of Holders of Securities
-----------------------------------------

                                                 Number of Record Shareholders
Title of Class                                         as of November 30, 1997
--------------                                         -----------------------

Shares of Beneficial Interest of the:
      Growth Fund........................................................4,305
      T-1 Treasury Trust...................................................330
      Capital Income Fund..................................................617
      Yorktown Classic Value Trust.........................................568
      Yorktown Value Income Trust............................................1
      Treasuries Trust .....................................................22
      Multiple Index Trust..................................................53

Item 27.  Indemnification
-------------------------

      Section 5.1 of Article V of the Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust as such shall be subject to any personal liability whatsoever to any person in connection with Trust Property or the affairs of the Trust, save only that to which they would be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of their reckless disregard of their obligations and duties with respect to such person; and all persons shall look solely to the Trust Property for satisfaction of claims of any nature arising directly or indirectly in connection with the affairs of the Trust. Section 5.1 also provides that if any Trustee, officer, employee or agent, as such, of the Trust is made party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability.

      Section 5.2 of Article V of the Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of Trust), except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Paragraph (a) of Article VI of the By-Laws indemnifies Trustees or officers of the Trust against losses sustained in a legal action by virtue of such person's position with the Trust. Such person must have been acting in good faith and in a manner which the person reasonably believed to be in, or not opposed to, the best interests of the Trust, and in the case of a criminal proceeding, not unlawful.

      The provisions of paragraph (a) do not cover losses sustained in actions brought by or on behalf of the Trust. The provisions of paragraph (b) are similar to those of paragraph (a) but cover losses sustained in actions brought by or in the right of the Trust itself. The required standard of conduct is the same, except that no indemnification may be made if the indemnitee is adjudged liable of negligence or misconduct unless a court determines the indemnitee is entitled to indemnification.

      Paragraph (c) of Article VI allows a Trustee or officer to be indemnified against expenses actually and reasonably incurred without a determination as to the standard of conduct required in paragraphs (a) and (b) if the indemnitee is successful on the merits of an action. Paragraph (d) provides that if such a determination is necessary, it must be made either by a majority vote of Trustees who were disinterested and not parties to the action or by independent legal counsel.

      Paragraph (e) of Article VI provides that expenses in defending an action may be paid in advance if the prospective indemnitee undertakes to repay the expenses if he or she is not found to be entitled to indemnification. A majority of disinterested, non-party Trustees or independent legal counsel must determine that there is reason to believe that the prospective indemnitee ultimately will be found entitled to indemnification before such payment may be made.

      Paragraph  (f) of Article VI  provides  that agents and  employees  of the
Trust  who  are  not  Trustees  or  officers  may  be   indemnified   under  the
above-mentioned standards at the discretion of the Board.

      Paragraph (g) of Article VI provides that indemnification pursuant to that
Article is not exclusive of other rights, continues as to a person who has ceased to be a Trustee or officer and inures to heirs, executors and administrators of such a Person.

      Paragraph (h) of Article VI provides that "nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office."

      Paragraph (i) of Article VI provides that the Trust may purchase insurance for any persons against liability but that "insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission."

      Paragraph 9 of the Investment Advisory and Administrative Services Agreement dated December 28, 1990, provides that except as may be determined by applicable legal standards, Yorktown Management & Research Company, Inc. ("Adviser") shall have no liability to the Trust, or its shareholders or creditors, for any error in business judgment, or for any loss arising out of any investment, or for any other act or omission in performance of its obligations to the Trust pursuant to the Agreement except (1) for actions and omissions constituting violations of the Investment Company Act of 1940 ("1940 Act"), the Securities Act of 1933 ("1933 Act") or other federal securities laws,
(2) in circumstances where the Adviser has failed to conform to reasonable business standards, and (3) by reason of its willful misfeasance, bad faith or reckless disregard of its duties and obligations.

      Paragraph 9 of the Investment Advisory and Administrative Services Agreements dated October 1, 1992 and May 31, 1997, respectively, provides that the Adviser not be liable for any error of judgment or mistake of law, for any loss arising out of any investment, or in any event whatsoever, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the trust or to the security holders of the Trust to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of reckless disregard of its obligations and duties hereunder. No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or Investors, from liability in violation of Section 17(h), 17(i), or 36(b) of the 1940 Act.

      Paragraph 15 of the Distribution Agreements dated December 28, 1990, October 1, 1992 and May 31, 1997, respectively, provides that Yorktown Distributors, Inc. shall not incur liability to the Trust or any third party and shall be indemnified and held harmless by the Trust from and against all taxes

(except for such taxes as may be assessed against it in its corporate capacity arising out of its compensation hereunder), charges, expenses, assessments, losses, claims and liabilities (including counsel fees) incurred or assessed against it in connection with the good faith performance of this Agreement, except as such may arise from (a) its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or (b) expenses incurred pursuant to this Agreement.

      Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, By-Laws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

      Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

      Information regarding the officers and directors of the Trust's Adviser, Yorktown Management & Research Company, Inc. is included in its Form ADV filed on March 25, 1997 with the Securities and Exchange Commission (registration number 801-23441) and is incorporated herein by reference.

Item 29.  Principal Underwriters
--------------------------------

      Yorktown Distributors, Inc. is the distributor of the Trust's shares and does not act as a principal underwriter, depositor or investment adviser for any other investment company at this time. The information set forth below is furnished for those directors or officers of Yorktown Distributors, Inc. who also serve as trustees or officers of the Trust.

                                Positions and           Positions and
Name and Principal              Offices with            Offices with
 Business Address                Underwriter             Registrant
 ----------------                -----------             ----------

David D. Basten                 Director and President  Trustee and President
2303 Yorktown Avenue
Lynchburg, VA 24501

Louis B. Basten III             Director and            Trustee and Secretary/
2303 Yorktown Avenue            Secretary/ Treasurer    Treasurer
Lynchburg, VA 24501

Charles D. Foster               Chief Financial Officer Chief Financial Officer
2303 Yorktown Avenue
Lynchburg, VA 24501

Item 30.  Location of Accounts and Records
------------------------------------------

      With the exceptions noted below, Yorktown Management & Research Company, Inc. (2303 Yorktown Avenue, Lynchburg, Virginia 24501) maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 ("1940 Act") and the rules promulgated thereunder.

      Yorktown Distributors, Inc. (2303 Yorktown Avenue, Lynchburg, Virginia 24501) maintains the books, accounts and records required to be maintained pursuant to Rule 31(a)-1(d) under the 1940 Act.

      Fund Services, Inc. (1500 Forest Avenue, Suite 111, Richmond, Virginia 23229), the Fund's transfer and dividend disbursing agent, maintains the books, records and accounts required to be maintained pursuant to Rule 31a-1(b)(2)(iv) under the 1940 Act.

Item 31.  Management Services
-----------------------------

      None

Item 32.  Undertakings
----------------------

      None

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American Pension Investors Trust, certifies that this Post-Effective Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lynchburg, and Commonwealth of Virginia on the 31st day of December, 1997.

                                    AMERICAN PENSION INVESTORS TRUST


                                    By: /s/ David D. Basten
                                        ----------------------------
                                        David D. Basten, President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature                              Title                       Date


/s/ David D. Basten
----------------------     Trustee and President            December 31, 1997
David D. Basten            (Principal Executive
                           Officer)

/s/ Louis B. Basten III    Trustee                          December 31, 1997
-----------------------
Louis B. Basten III

/s/ Mark A. Borel          Trustee                          December 31, 1997
-----------------------
Mark A. Borel

-----------------------    Trustee                                     , 1997
Stephen B. Cox

/s/ G. Edgar Dawson        Trustee                          December 31, 1997
-----------------------
G. Edgar Dawson

/s/ Wayne C. Johnson       Trustee                          December 31, 1997
-----------------------
Wayne C. Johnson

/s/ Charles D. Foster      Chief Financial                  December 31, 1997
-----------------------    Officer
Charles D. Foster

                        AMERICAN PENSION INVESTORS TRUST
                                  EXHIBIT INDEX

Exhibit
Number                                                                 Page

(1)   (a)   Declaration of Trust 1/
      (b)   Amendment to the Declaration of Trust 2/
(2)   (a)   By-Laws of the Trust 1/
      (b)   Amendment dated September 16, 1988 to the By-Laws of the
            Trust 1/
(3)   Voting Trust Agreement - Not Applicable
(4) Instrument defining the rights of holders of the Registrant's shares of beneficial interest 1/
(5)   (a)   Investment Advisory and Administrative Services
            Agreement for Growth Fund, Capital Income Fund and T-1
            Treasury Trust 1/
      (b)   Investment Advisory and Administrative Services
            Agreement for Yorktown Classic Value Trust and Yorktown
            Value Income Trust 1/
      (c)   Investment Advisory and Administrative Services
            Agreement for Multiple Index Trust and Treasuries Trust
            (filed herewith)
(6)   (a)   Distribution Agreement for Growth Fund, Capital Income
            Fund and T-1 Treasury Trust 1/
      (b)   Distribution Agreement for Yorktown Classic Value Trust
            and Yorktown Value Income Trust 1/
      (c)    Distribution Agreement for Multiple Index Trust and
             Treasuries Trust (filed herewith)
(7)   Bonus, Profit-Sharing, Pension or Other Similar Contracts -
      Not Applicable
(8)   (a)   Custodian Agreement for Growth Fund, Capital Income Fund
            and T-1 Treasury Trust 1/
      (b)   Custodian Agreement for Yorktown Classic Value Trust ,
            Multiple Index Trust and Treasuries Trust 1/
(9)   Transfer and Dividend  Disbursing  Agency  Agreement 1/
(10)  (a)   Opinion and Consent of Counsel 1/
      (b)   Opinion and Consent of Counsel regarding Yorktown
            Classic Value Trust and Yorktown Value Income Trust 1/
(11)  Consent of Independent Accountants regarding Multiple Index
      Trust and Treasuries Trust - Not Applicable
(12)  Financial  Statements  Omitted from Item 23 - Not  Applicable
(13)  Initial Capitalization   Agreements  1/
(14)  Prototype  for  Retirement  Plans  -  Not Applicable
(15)  (a) Rule 12b-1 Plan for Growth Fund, Capital Income Fund and
          T-1 Treasury Trust 1/
      (b)   Rule 12b-1 Plan for Yorktown Classic Value Trust and
            Yorktown Value Income Trust 1/
      (c)   Form of Subdistribution Agreement 1/

(16)  Performance Information for Multiple Index Trust and
      Treasuries Trust (filed herewith)
(17)  Financial Data Schedule (filed herewith)
(18)  Rule 18f-3 Plan - Not Applicable

--------------
1/ Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 30, 1996.
2/ Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 16, 1997.